Insurance and Reinsurance Contract Assets and Liabilities - Asset for Acquisition Cash Flow (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information about expected derecognition of assets for insurance acquisition cash flows [line items]
Acquisition cash flows incurred in the year	$ 878	$ 820
Less than 1 year
Disclosure of information about expected derecognition of assets for insurance acquisition cash flows [line items]
Acquisition cash flows incurred in the year	137	131
1 to 5 years
Disclosure of information about expected derecognition of assets for insurance acquisition cash flows [line items]
Acquisition cash flows incurred in the year	381	355
Over 5 years
Disclosure of information about expected derecognition of assets for insurance acquisition cash flows [line items]
Acquisition cash flows incurred in the year	360	334
Asia
Disclosure of information about expected derecognition of assets for insurance acquisition cash flows [line items]
Acquisition cash flows incurred in the year	290	271
Asia | Less than 1 year
Disclosure of information about expected derecognition of assets for insurance acquisition cash flows [line items]
Acquisition cash flows incurred in the year	65	59
Asia | 1 to 5 years
Disclosure of information about expected derecognition of assets for insurance acquisition cash flows [line items]
Acquisition cash flows incurred in the year	168	150
Asia | Over 5 years
Disclosure of information about expected derecognition of assets for insurance acquisition cash flows [line items]
Acquisition cash flows incurred in the year	57	62
Canada
Disclosure of information about expected derecognition of assets for insurance acquisition cash flows [line items]
Acquisition cash flows incurred in the year	588	549
Canada | Less than 1 year
Disclosure of information about expected derecognition of assets for insurance acquisition cash flows [line items]
Acquisition cash flows incurred in the year	72	72
Canada | 1 to 5 years
Disclosure of information about expected derecognition of assets for insurance acquisition cash flows [line items]
Acquisition cash flows incurred in the year	213	205
Canada | Over 5 years
Disclosure of information about expected derecognition of assets for insurance acquisition cash flows [line items]
Acquisition cash flows incurred in the year	$ 303	$ 272